RULE 24f-2 NOTICE FOR
                  LEGG MASON CASH RESERVE TRUST
                   (1933 Act File No. 2-62218)

     1.   The fiscal year for which the Notice is filed:
               August 31, 1995

     2.   The number or amount of securities of the same class or
          series, if any, which had been registered under the
          Securities Act of 1933 other than pursuant to this section but which remained unsold at the beginning of such fiscal year:
               $272,432,878

     3. The number or amount of securities, if any, registered during such fiscal year other than pursuant to this section:
               None

     4.   The number or amount of securities sold during such fiscal year:
               $4,083,397,247 amount of shares of beneficial interest
               (no par value)

     5. The number or amount of securities sold during such fiscal year in reliance upon registration pursuant to this section:
               $3,810,964,369 amount of shares of beneficial interest (no par value)

     6.   The calculation of filing fee:
             (a)    The total amount of registered shares of
                    beneficial interest (no par value) sold in
                    reliance on rule 24f-2:                     $3,810,964,369

             (b)    Less the total amount of registered shares
                    of beneficial interest (no par value)
                    redeemed or purchased:                      $3,762,543,669

             (c)    Difference (i.e., (a) less (b)):            $48,420,700

             (d)    Filing fee pursuant to Section 6(b) of
                    1933 Act (Line (c) amount x 1/2900)         $16,696.79




                                             /s/ Marie K. Karpinski
                                             Marie K. Karpinski
                                             Treasurer

Date:  October 26, 1995